Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Schedule of investments
March 31, 2020 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 96.23% ✧			Common Stock ✧ (continued)
Basic Industry - 5.15%			Energy (continued)
Berry Global Group †	456,500$	15,388,615	WPX Energy †	1,066,800$	3,253,740
Ferro †	238,410	2,231,518			16,883,644
HB Fuller	290,700	8,119,251	Financial Services - 28.56%
Huntsman	268,400	3,873,012	American Equity Investment Life
Louisiana-Pacific	607,700	10,440,286	Holding	592,500	11,139,000
Olin	212,091	2,475,102	Bank of NT Butterfield & Son	239,800	4,083,794
		42,527,784	East West Bancorp	710,636	18,291,771
Business Services - 0.69%			First Financial Bancorp	595,700	8,881,887
Deluxe	127,100	3,295,703	First Hawaiian	459,500	7,595,535
WESCO International †	104,800	2,394,680	First Interstate BancSystem Class A	256,200	7,388,808
		5,690,383	First Midwest Bancorp	681,000	9,013,035
Capital Spending - 8.22%			FNB	1,716,700	12,652,079
Altra Industrial Motion	434,370	7,597,131	Great Western Bancorp	500,900	10,258,432
Atkore International Group †	310,800	6,548,556	Hancock Whitney	604,700	11,803,744
H&E Equipment Services	261,700	3,841,756	Hanover Insurance Group	145,700	13,197,506
ITT	414,400	18,797,184	Kemper	132,400	9,846,588
MasTec †	563,946	18,457,953	Legg Mason	169,500	8,280,075
Primoris Services	350,800	5,577,720	NBT Bancorp	246,248	7,975,973
Rexnord	312,200	7,077,574	Prosperity Bancshares	162,000	7,816,500
		67,897,874	S&T Bancorp	209,842	5,732,883
			Sandy Spring Bancorp	88,400	2,001,376
Consumer Cyclical - 3.57%			Selective Insurance Group	277,090	13,771,373
Barnes Group	219,500	9,181,685	Stifel Financial	369,400	15,248,832
KB Home	321,600	5,820,960	Umpqua Holdings	1,108,800	12,085,920
Knoll	424,693	4,382,832	Valley National Bancorp	1,353,900	9,897,009
Meritage Homes †	186,900	6,823,719	Webster Financial	511,900	11,722,510
Standard Motor Products	78,301	3,254,973	WesBanco	281,200	6,664,440
		29,464,169	Western Alliance Bancorp	343,400	10,511,474
Consumer Services - 7.08%					235,860,544
Asbury Automotive Group †	87,900	4,854,717	Healthcare - 3.27%
Cable One	5,950	9,781,859	Avanos Medical †	258,100	6,950,633
Caleres	296,000	1,539,200	Catalent †	142,300	7,392,485
Cheesecake Factory	85,900	1,467,172	Integer Holdings †	88,000	5,531,680
Choice Hotels International	148,500	9,095,625	Service Corp. International	181,700	7,106,287
Cracker Barrel Old Country Store	56,500	4,701,930
Steven Madden	207,650	4,823,710			26,981,085
Texas Roadhouse	150,300	6,207,390	Real Estate - 9.79%
UniFirst	77,700	11,739,693	Brandywine Realty Trust	1,010,333	10,628,703
Wolverine World Wide	283,975	4,316,420	Highwoods Properties	294,400	10,427,648
		58,527,716	Kite Realty Group Trust	240,628	2,278,747
			Lexington Realty Trust	1,149,100	11,410,563
Consumer Staples - 4.18%			Life Storage	119,000	11,251,450
Core-Mark Holding	220,469	6,298,799	Outfront Media	742,600	10,010,248
J&J Snack Foods	64,500	7,804,500	RPT Realty	647,000	3,901,410
Performance Food Group †	227,195	5,616,260	Spirit Realty Capital	322,300	8,428,145
Scotts Miracle-Gro	95,100	9,738,240	STAG Industrial	195,166	4,395,138
Spectrum Brands Holdings	139,800	5,084,526	Summit Hotel Properties	746,700	3,151,074
		34,542,325	Washington Real Estate Investment
Energy - 2.04%			Trust	207,268	4,947,487
Delek US Holdings	346,400	5,459,264			80,830,613
Dril-Quip †	145,700	4,443,850
Helix Energy Solutions Group †	955,000	1,566,200	Technology - 13.58%
Patterson-UTI Energy	919,400	2,160,590	Cirrus Logic †	164,500	10,796,135
			Coherent †	58,000	6,171,780

NQ-VIP-884 [3/20] 5/20 (1178052) Small Cap Value Series-1

Delaware VIP® Small Cap Value Series
Schedule of investments (continued)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock ✧ (continued)			Common Stock ✧ (continued)
Technology (continued)			Utilities - 6.57%
Diodes †	25,542	$1,037,899	ALLETE	137,700	$8,355,636
Flex †	1,266,457	10,606,577	Black Hills	227,000	14,534,810
NCR †	542,121	9,595,542	El Paso Electric	143,000	9,718,280
NetScout Systems †	291,663	6,903,663	South Jersey Industries	301,800	7,545,000
ON Semiconductor †	690,200	8,586,088	Southwest Gas Holdings	202,800	14,106,768
Tech Data †	47,829	6,258,425			54,260,494
Teradyne	311,100	16,852,287	Total Common Stock
Tower Semiconductor †	523,800	8,338,896	(cost $866,904,853)		794,796,485
TTM Technologies †	845,512	8,742,594
Viavi Solutions †	775,700	8,695,597
Vishay Intertechnology	665,754	9,593,515	Short-Term Investments - 4.29%
		112,178,998	Money Market Mutual Funds - 4.29%
Transportation - 3.53%			BlackRock FedFund - Institutional
Kirby †	115,400	5,016,438	Shares (seven-day effective yield
Saia †	92,450	6,798,773	0.33%)	7,080,855	7,080,855
SkyWest	154,500	4,046,355	Fidelity Investments Money Market
Werner Enterprises	366,500	13,289,290	Government Portfolio - Class I
		29,150,856	(seven-day effective yield 0.30%)	7,080,855	7,080,855
			GS Financial Square Government
			Fund - Institutional Shares (seven-day
			effective yield 0.34%)	7,080,855	7,080,855
			Morgan Stanley Government
			Portfolio - Institutional Share Class
			(seven-day effective yield 0.22%)	7,080,855	7,080,855
			State Street Institutional US Government
			Money Market Fund - Investor Class
			(seven-day effective yield 0.24%)	7,080,855	7,080,855
			Total Short-Term Investments
			(cost $35,404,275)		35,404,275

Total Value of Securities - 100.52%
(cost $902,309,128)					830,200,760
Liabilities Net of Receivables and Other Assets - (0.52%)					(4,264,214)
Net Assets Applicable to 34,427,369 Shares Outstanding - 100.00%					$825,936,546

✧ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
† Non-income producing security.
GS - Goldman Sachs

NQ-VIP-884 [3/20] 5/20 (1178052) Small Cap Value Series-2